Loss per share	6 Months Ended
Jun. 30, 2024
Net loss per share attributable to ordinary shareholders
Loss per share

16	Loss per share

The following table sets forth the computation of basic and diluted loss per share attributable to ordinary shareholders for the six months ended June 30, 2024 and 2023 (in thousands):

	For the six months ended June 30,
	2023	2024	2024
	S$’000	S$’000	US$’000

Net loss and other comprehensive loss	(3,999)	(13,505)	(9,965)
Less: Comprehensive loss attributable to non-controlling interest	(30)	(12)	(9)
Comprehensive loss for the period attributable to Ryde Group Ltd	(3,969)	(13,493)	(9,956)

Basic weighted-average ordinary shares outstanding	11,702	16,577	16,577

Basic and diluted loss per share attributable to Ryde Group Ltd	(0.34)	(0.81)	(0.60)

The following weighted-average effects of potentially dilutive convertible loan from third parties were excluded from the computation of diluted loss per ordinary share because their effects would have been antidilutive for the six months ended June 30, 2024 and 2023 (in thousand):

	June 30, 2023	June 30, 2024

Convertible shares for loan from third parties	587	-